Average Annual Total Returns - Natixis Sustainable Future 2035 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	15.56%
Since Inception	12.51%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	12.57%
Since Inception	10.32%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.03%
Since Inception	9.20%
Inception Date	Feb. 28, 2017